AFS and HTM Debt Securities, Realized Gains and Losses (Details) - Debt securities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-For-Sale Debt Securities, Realized Gain (Loss) [Abstract]
Gross realized gains	$ 155	$ 948	$ 1,234
Gross realized losses	(19)	(207)	(103)
OTTI write-downs	(28)	(262)	(189)
Net realized gains from available-for-sale debt securities	$ 108	$ 479	$ 942